Document and Entity Information	Mar. 16, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	BECTON DICKINSON & CO
Amendment Flag	false
Entity Central Index Key	0000010795
Current Fiscal Year End Date	--09-30
Document Type	8-K
Document Period End Date	Mar. 16, 2022
Entity Incorporation State Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.00% Mandatory Convertible Preferred Stock, Series B
Trading Symbol	BDXB
Security Exchange Name	NYSE
M 1.000 Notes Due December 1520222 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due December 15, 2022
Trading Symbol	BDX22A
Security Exchange Name	NYSE
M 1.900 Notes Due December 1520261 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
M 1.401 Notes Due May 2420234 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.401% Notes due May 24, 2023
Trading Symbol	BDX23A
Security Exchange Name	NYSE
M 3.020 Notes Due May 2420253 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
M 0.632 Notes Due June 420236 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.632% Notes due June 4, 2023
Trading Symbol	BDX/23A
Security Exchange Name	NYSE
M 1.208 Notes Due June 420265 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
Notes 1213 Due February 162036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
M 0.000 Notes Due August 1320238 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Notes due August 13, 2023
Trading Symbol	BDX23B
Security Exchange Name	NYSE
M 0.034 Notes Due August 1320257 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE